Business Combination_Details Of Loans Acquired(Details) - KB Insurance Co., Ltd. ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure Of Acquired Receivables Line Items [Line Items]
Fair value of loans	₩ 6,604,530
Contractual total amount of loan receivables	6,651,314
Contractual cash flows that are not expected to be recovered	₩ (59,906)